Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities

	September 30,	March 31,
	2019	2019
	(unaudited)
Accrued payroll and welfare	$175,745	$36,010
Other payable for leasehold improvements	-	119,535
Accrued professional service expenses	-	187,444
Staff reimbursement	170,246	183,857
Interest payable	183,012	-
Other current liabilities	172,873	164,676
	$701,876	$691,522